DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	£ 787	£ 1,204
Derivative financial liabilities	1,133	702
Fair value
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	787	1,204
Derivative financial liabilities	1,133	£ 702
Fair value | Group Entities
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	409		£ 544
Derivative financial liabilities	£ 596		£ 244